Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015
C000016770
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,147	$ 11,082	$ 11,244	$ 11,131	$ 11,399	$ 11,218	$ 11,061	$ 10,846	$ 10,749	$ 10,571	$ 10,859	$ 10,717	$ 10,864	$ 10,861	$ 10,435	$ 9,932	$ 10,124	$ 10,394	$ 10,473	$ 10,451	$ 10,463	$ 10,588	$ 10,534	$ 10,359	$ 10,641	$ 10,239	$ 10,301	$ 9,934	$ 10,083	$ 10,561	$ 10,843	$ 10,569	$ 10,818	$ 10,816	$ 11,247	$ 11,570	$ 11,752	$ 12,095	$ 12,040	$ 12,081	$ 12,102	$ 12,207	$ 12,217	$ 12,099	$ 11,959	$ 11,927	$ 11,799	$ 11,883	$ 12,041	$ 12,136	$ 12,053	$ 11,844	$ 11,876	$ 11,919	$ 11,962	$ 11,702	$ 11,567	$ 11,392	$ 11,061	$ 11,493	$ 11,399	$ 11,181	$ 11,191	$ 11,189	$ 11,193	$ 11,279	$ 11,040	$ 10,996	$ 10,820	$ 10,655	$ 10,601	$ 10,389	$ 10,348	$ 10,098	$ 10,037	$ 10,046	$ 10,173	$ 10,222	$ 10,162	$ 10,123	$ 10,151	$ 10,171	$ 10,239	$ 10,239	$ 10,375	$ 10,405	$ 10,359	$ 10,389	$ 10,343	$ 10,354	$ 10,279	$ 10,224	$ 10,226	$ 10,146	$ 10,037	$ 10,034	$ 9,938	$ 9,852	$ 9,775	$ 10,006	$ 10,070	$ 10,088	$ 10,078	$ 9,959	$ 9,784	$ 9,794	$ 9,739	$ 9,657	$ 9,612	$ 9,521	$ 9,603	$ 9,625	$ 9,601	$ 9,595	$ 9,661	$ 9,583	$ 9,739	$ 9,787	$ 9,755	$ 9,740	$ 9,725
C000016773
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,644	10,589	10,762	10,649	10,912	10,756	10,602	10,402	10,316	10,163	10,434	10,305	10,463	10,456	10,052	9,574	9,765	10,032	10,114	10,099	10,117	10,244	10,198	10,036	10,315	9,932	9,998	9,648	9,799	10,270	10,550	10,290	10,538	10,544	10,970	11,292	11,486	11,828	11,772	11,820	11,847	11,968	11,975	11,866	11,748	11,713	11,595	11,684	11,846	11,948	11,873	11,675	11,714	11,763	11,813	11,564	11,438	11,272	10,952	11,386	11,300	11,091	11,107	11,113	11,124	11,216	10,976	10,949	10,781	10,613	10,566	10,361	10,326	10,092	10,028	10,043	10,187	10,232	10,189	10,156	10,190	10,207	10,291	10,288	10,431	10,478	10,437	10,474	10,424	10,452	10,383	10,334	10,343	10,268	10,164	10,158	10,076	9,985	9,923	10,164	10,226	10,260	10,257	10,141	9,970	9,986	9,927	9,850	9,810	9,732	9,814	9,851	9,823	9,833	9,907	9,833	9,999	10,046	10,018	10,010	10,000
C000016774
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 11,753	11,682	11,850	11,729	12,009	11,815	11,648	11,419	11,315	11,125	11,425	11,274	11,426	11,421	10,970	10,439	10,638	10,920	11,000	10,975	10,986	11,115	11,056	10,870	11,164	10,740	10,802	10,415	10,570	11,068	11,361	11,072	11,330	11,326	11,775	12,110	12,298	12,654	12,594	12,635	12,653	12,761	12,768	12,642	12,505	12,457	12,321	12,406	12,569	12,666	12,576	12,356	12,387	12,429	12,470	12,197	12,054	11,869	11,522	11,969	11,869	11,640	11,647	11,643	11,645	11,731	11,481	11,433	11,248	11,074	11,015	10,793	10,748	10,485	10,420	10,427	10,557	10,605	10,542	10,498	10,525	10,544	10,612	10,610	10,749	10,778	10,737	10,756	10,696	10,715	10,636	10,577	10,577	10,491	10,377	10,371	10,270	10,179	10,097	10,334	10,397	10,414	10,402	10,276	10,094	10,102	10,043	9,957	9,908	9,812	9,895	9,915	9,889	9,881	9,947	9,865	10,023	10,070	10,034	10,008	10,000
C000016775
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,177,067	1,169,886	1,186,824	1,174,687	1,202,766	1,183,352	1,166,512	1,143,536	1,133,067	1,113,997	1,144,150	1,128,989	1,144,310	1,143,767	1,098,499	1,046,385	1,065,219	1,093,556	1,101,608	1,099,118	1,100,190	1,113,124	1,107,211	1,088,592	1,116,943	1,074,327	1,081,818	1,042,904	1,058,448	1,108,555	1,137,937	1,108,915	1,134,840	1,134,451	1,179,593	1,212,121	1,232,139	1,267,928	1,260,767	1,264,895	1,266,749	1,277,596	1,278,330	1,265,668	1,251,915	1,247,137	1,233,496	1,242,022	1,258,352	1,268,104	1,259,107	1,236,967	1,240,089	1,244,296	1,248,492	1,221,052	1,206,728	1,188,075	1,152,156	1,198,209	1,188,134	1,164,061	1,164,770	1,165,484	1,165,641	1,173,286	1,148,151	1,144,365	1,125,792	1,107,277	1,101,430	1,080,121	1,074,580	1,049,291	1,042,753	1,043,462	1,056,579	1,060,397	1,055,016	1,050,648	1,053,405	1,054,220	1,062,118	1,060,915	1,075,890	1,078,812	1,073,737	1,076,649	1,070,630	1,071,570	1,064,603	1,057,654	1,057,714	1,049,133	1,037,661	1,037,108	1,026,944	1,017,768	1,010,552	1,034,336	1,039,777	1,042,407	1,040,240	1,027,643	1,010,292	1,011,088	1,004,269	995,566	990,683	982,011	989,421	992,382	989,706	988,898	995,553	987,291	1,003,188	1,006,998	1,003,436	1,001,728	1,000,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,256	11,197	11,383	11,264	11,551	11,398	11,237	10,980	10,877	10,696	10,973	10,873	11,028	11,059	10,651	10,190	10,353	10,623	10,691	10,699	10,737	10,855	10,790	10,522	10,802	10,479	10,527	10,153	10,287	10,751	11,064	10,800	10,972	10,902	11,332	11,656	11,787	12,047	12,078	12,042	12,045	12,150	12,174	12,039	11,955	11,916	11,823	11,972	12,148	12,235	12,218	12,100	12,154	12,161	12,260	12,079	12,004	11,948	11,739	11,809	11,600	11,381	11,389	11,395	11,360	11,421	11,133	11,108	10,971	10,779	10,777	10,573	10,580	10,468	10,280	10,219	10,300	10,367	10,300	10,298	10,311	10,238	10,314	10,249	10,347	10,467	10,419	10,433	10,427	10,477	10,384	10,339	10,349	10,270	10,192	10,197	10,129	10,109	10,095	10,340	10,419	10,425	10,437	10,372	10,189	10,186	10,147	10,055	9,984	9,848	9,880	9,907	9,905	9,838	9,853	9,785	9,892	9,916	9,952	9,906	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,256	11,197	11,383	11,264	11,551	11,398	11,237	10,980	10,877	10,696	10,973	10,873	11,028	11,059	10,651	10,190	10,353	10,623	10,691	10,699	10,737	10,855	10,790	10,522	10,802	10,479	10,527	10,153	10,287	10,751	11,064	10,800	10,972	10,902	11,332	11,656	11,787	12,047	12,078	12,042	12,045	12,150	12,174	12,039	11,955	11,916	11,823	11,972	12,148	12,235	12,218	12,100	12,154	12,161	12,260	12,079	12,004	11,948	11,739	11,809	11,600	11,381	11,389	11,395	11,360	11,421	11,133	11,108	10,971	10,779	10,777	10,573	10,580	10,468	10,280	10,219	10,300	10,367	10,300	10,298	10,311	10,238	10,314	10,249	10,347	10,467	10,419	10,433	10,427	10,477	10,384	10,339	10,349	10,270	10,192	10,197	10,129	10,109	10,095	10,340	10,419	10,425	10,437	10,372	10,189	10,186	10,147	10,055	9,984	9,848	9,880	9,907	9,905	9,838	9,853	9,785	9,892	9,916	9,952	9,906	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,256	11,197	11,383	11,264	11,551	11,398	11,237	10,980	10,877	10,696	10,973	10,873	11,028	11,059	10,651	10,190	10,353	10,623	10,691	10,699	10,737	10,855	10,790	10,522	10,802	10,479	10,527	10,153	10,287	10,751	11,064	10,800	10,972	10,902	11,332	11,656	11,787	12,047	12,078	12,042	12,045	12,150	12,174	12,039	11,955	11,916	11,823	11,972	12,148	12,235	12,218	12,100	12,154	12,161	12,260	12,079	12,004	11,948	11,739	11,809	11,600	11,381	11,389	11,395	11,360	11,421	11,133	11,108	10,971	10,779	10,777	10,573	10,580	10,468	10,280	10,219	10,300	10,367	10,300	10,298	10,311	10,238	10,314	10,249	10,347	10,467	10,419	10,433	10,427	10,477	10,384	10,339	10,349	10,270	10,192	10,197	10,129	10,109	10,095	10,340	10,419	10,425	10,437	10,372	10,189	10,186	10,147	10,055	9,984	9,848	9,880	9,907	9,905	9,838	9,853	9,785	9,892	9,916	9,952	9,906	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 1,125,639	$ 1,119,699	$ 1,138,328	$ 1,126,419	$ 1,155,063	$ 1,139,802	$ 1,123,655	$ 1,098,009	$ 1,087,711	$ 1,069,578	$ 1,097,294	$ 1,087,254	$ 1,102,835	$ 1,105,872	$ 1,065,101	$ 1,018,956	$ 1,035,294	$ 1,062,289	$ 1,069,118	$ 1,069,864	$ 1,073,693	$ 1,085,513	$ 1,078,974	$ 1,052,244	$ 1,080,172	$ 1,047,933	$ 1,052,681	$ 1,015,341	$ 1,028,665	$ 1,075,117	$ 1,106,380	$ 1,079,991	$ 1,097,204	$ 1,090,175	$ 1,133,177	$ 1,165,558	$ 1,178,708	$ 1,204,661	$ 1,207,751	$ 1,204,188	$ 1,204,520	$ 1,215,040	$ 1,217,358	$ 1,203,897	$ 1,195,497	$ 1,191,604	$ 1,182,264	$ 1,197,213	$ 1,214,755	$ 1,223,528	$ 1,221,844	$ 1,209,971	$ 1,215,398	$ 1,216,065	$ 1,225,961	$ 1,207,918	$ 1,200,357	$ 1,194,794	$ 1,173,926	$ 1,180,875	$ 1,159,997	$ 1,138,095	$ 1,138,889	$ 1,139,469	$ 1,136,047	$ 1,142,130	$ 1,113,283	$ 1,110,840	$ 1,097,063	$ 1,077,928	$ 1,077,652	$ 1,057,349	$ 1,057,962	$ 1,046,845	$ 1,027,960	$ 1,021,860	$ 1,029,999	$ 1,036,675	$ 1,030,047	$ 1,029,802	$ 1,031,070	$ 1,023,764	$ 1,031,435	$ 1,024,863	$ 1,034,671	$ 1,046,726	$ 1,041,944	$ 1,043,283	$ 1,042,679	$ 1,047,669	$ 1,038,355	$ 1,033,906	$ 1,034,948	$ 1,027,043	$ 1,019,178	$ 1,019,713	$ 1,012,905	$ 1,010,921	$ 1,009,497	$ 1,033,954	$ 1,041,924	$ 1,042,535	$ 1,043,729	$ 1,037,172	$ 1,018,865	$ 1,018,604	$ 1,014,709	$ 1,005,484	$ 998,401	$ 984,848	$ 988,041	$ 990,658	$ 990,494	$ 983,839	$ 985,254	$ 978,453	$ 989,239	$ 991,627	$ 995,198	$ 990,598	$ 1,000,000